Consolidated Statement of Changes in Equity - PEN (S/) S/ in Thousands	Capital stock	Investment shares	Treasury shares	Additional paid-in capital	Legal reserve	Unrealized gain (loss) on financial instruments designated at fair value	Unrealized gain (loss) on cash flow hedge	Retained earnings	Total
Balance at Dec. 31, 2018	S/ 423,868	S/ 40,279	S/ (121,258)	S/ 432,779	S/ 168,356	S/ 4,002	S/ (15,948)	S/ 519,285	S/ 1,451,363
Change in accounting policy								(13)	(13)
Restated total equity	423,868	40,279	(121,258)	432,779	168,356	4,002	(15,948)	519,272	1,451,350
Profit for the year								132,047	132,047
Other comprehensive income (Loss)						(6,105)	(1,802)		(7,907)
Total comprehensive income						(6,105)	(1,802)	132,047	124,140
Terminated dividends					280				280
Dividends, note 18(g)								(154,119)	(154,119)
Balance at Dec. 31, 2019	423,868	40,279	(121,258)	432,779	168,636	(2,103)	(17,750)	497,200	1,421,651
Profit for the year								57,894	57,894
Other comprehensive income (Loss)						(12,360)	(1,165)		(13,525)
Total comprehensive income						(12,360)	(1,165)	57,894	44,369
Dividends, note 18(g)								(98,465)	(98,465)
Balance at Dec. 31, 2020	423,868	40,279	(121,258)	432,779	168,636	(14,463)	(18,915)	456,629	1,367,555
Profit for the year								153,170	153,170
Other comprehensive income (Loss)						(1,406)	14,690		13,284
Total comprehensive income						(1,406)	14,690	153,170	166,454
Dividends, note 18(g)								(338,204)	(338,204)
Balance at Dec. 31, 2021	S/ 423,868	S/ 40,279	S/ (121,258)	S/ 432,779	S/ 168,636	S/ (15,869)	S/ (4,225)	S/ 271,595	S/ 1,195,805